Stock-based Compensation - Schedule of Assumptions Using Black-Scholes Option Pricing Model (Details) (10-K)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Risk free interest rate		2.554%
Expected life (in years)	0 years	6 years 2 months 27 days
Expected Volatility		169.87%
Expected dividend yield	0.00%	0.00%